Income taxes - Provision, Reconciliation, and Deferred Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision for taxes
Current taxes	$ 855	$ 686	$ 782
Deferred taxes	(83)	(142)	(199)
Tax expense from continuing operations	772	544	583
Tax expense from discontinued operations	167	228	273
Tax Cuts and Jobs Act effect
Estimated tax benefit from Tax Cuts and Jobs Act			(30)
One-time transition tax			26
Reconciliation of taxes:
Income from continuing operations before taxes	$ 1,862	$ 2,119	$ 2,102
Weighted-average global tax rate (as a percent)	18.30%	22.20%	23.60%
Income taxes at weighted average tax rate	$ 341	$ 470	$ 497
Items taxed at rates other than the weighted-average tax rate	(7)	(43)	(114)
Changes in valuation allowance, net	198	41	763
Effects of changes in tax laws and (enacted) tax rates	$ 63	1	(747)
Decrease In Weighted Average Income Tax Rate	2.00%
Non-deductible expenses, excluding goodwill	$ 44	86	58
Other, net	133	(11)	126
Tax expense from continuing operations	$ 772	$ 544	$ 583
Effective tax rate for the year (as a percent)	41.50%	25.70%	27.70%
Non-taxable amount of net gains from sale of businesses		$ 17	$ 72
Increase in deferred tax assets	$ 17		721
Deferred tax valuation allowance			(668)
Income tax reconciliation due to interpretation of tax law and double tax treaty agreement	(91)	(22)	(148)
Change in valuation allowance	158
Deferred tax assets:
Unused tax losses and credits	507	600
Provisions and other accrued liabilities	650	769
Pension	592	476
Inventories	463	253
Intangibles and other non-current assets	972	1,031
Other	300	122
Total gross deferred tax asset	3,484	3,251
Valuation allowance	(1,632)	(1,535)	$ (1,303)
Total gross deferred tax asset, net of valuation allowance	1,852	1,716
Deferred tax liabilities:
Property, plant and equipment	(244)	(202)
Intangibles and other assets	(679)	(770)
Pension and other liabilities	(538)	(153)
Inventories	(39)	(67)
Unremitted earnings	(353)	(445)
Total gross deferred tax liability	(1,853)	(1,637)
Net deferred tax asset		79
Net deferred tax liability	(1)
Included in:
"Deferred taxes"-non-current assets	910	1,006
"Deferred taxes"-non-current liabilities	(911)	(927)
Unused tax losses and credits, valuation allowance	126	145
Foreign subsidiary retained earnings permanently reinvested	100	100
Net operating loss carry-forwards, available to certain subsidiaries	1,999
Tax credits, available to certain subsidiaries	78
Expiration through Year 2039
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	1,203
Tax credits, available to certain subsidiaries	$ 52
Central Europe
Reconciliation of taxes:
Changes in valuation allowance, net		$ 40